Shareholder Report, Holdings (Details) - Capital Group Core Equity ETF [Member]	Nov. 30, 2025
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.37%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.17%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.49%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.75%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.69%